SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Disaggregation of Revenue From Contracts With Customers by Customer Location (Details) - Athena Technology Solutions Holdings, LLC - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 216,693	$ 53,258	$ 432,933	$ 392,192
United States
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			424,026	383,992
Other foreign countries
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,387	$ 779	$ 8,907	$ 8,200